Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS
11.	CASH AND CASH EQUIVALENTS

	2023	2024
	$’000	$’000
Cash on hand	1	—
Cash at bank	91,491	60,902
Total	91,492	60,902